Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Summary of Maturities by Category of Collateral Pledged for Repurchase Agreements (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Gross amount of recognized liabilities	$ 1,092
U.S. Treasury and Agencies [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Gross amount of recognized liabilities	122
Overnight and Continuous [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Gross amount of recognized liabilities	924
Overnight and Continuous [Member] | U.S. Treasury and Agencies [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Gross amount of recognized liabilities	122
Less Than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Gross amount of recognized liabilities	168
Agency [Member] | Mortgage-Backed Securities Residential [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Gross amount of recognized liabilities	970
Agency [Member] | Overnight and Continuous [Member] | Mortgage-Backed Securities Residential [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Gross amount of recognized liabilities	802
Agency [Member] | Less Than 30 Days [Member] | Mortgage-Backed Securities Residential [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Gross amount of recognized liabilities	$ 168